Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Funds III
Entity Central Index Key	0000893818
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000220929 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index Retirement Fund
Class Name	Class K Shares
Trading Symbol	LERKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index Retirement Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$3(a)	0.05%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 3	[1]
Expense Ratio, Percent	0.05%	[1],[2]
Net Assets	$ 13,979,060
Holdings Count | Holding	12
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$13,979,060
Number of Portfolio Holdings	12
Portfolio Turnover Rate	18%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Fixed-Income Funds	59.1%
Equity Funds	40.7%
Money Market Funds	18.9%
Liabilities in Excess of Other Assets	(18.7)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware U.S. Aggregate Bond ETF	51.5%
iShares ESG Aware MSCI USA ETF	21.2%
iShares ESG Aware MSCI EAFE ETF	7.6%
iShares TIPS Bond ETF	7.6%
iShares ESG Aware MSCI EM ETF	4.0%
iShares ESG Aware MSCI USA Small-Cap ETF	2.6%
iShares Developed Real Estate Index Fund, Class K	2.3%
iShares MSCI EAFE Small-Cap ETF	1.3%
iShares MSCI Canada ETF	1.1%
iShares MSCI Emerging Markets Small-Cap ETF	0.6%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware U.S. Aggregate Bond ETF	51.5%
iShares ESG Aware MSCI USA ETF	21.2%
iShares ESG Aware MSCI EAFE ETF	7.6%
iShares TIPS Bond ETF	7.6%
iShares ESG Aware MSCI EM ETF	4.0%
iShares ESG Aware MSCI USA Small-Cap ETF	2.6%
iShares Developed Real Estate Index Fund, Class K	2.3%
iShares MSCI EAFE Small-Cap ETF	1.3%
iShares MSCI Canada ETF	1.1%
iShares MSCI Emerging Markets Small-Cap ETF	0.6%
(a)	Excludes short-term securities.

C000220931 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index Retirement Fund
Class Name	Investor A Shares
Trading Symbol	LERAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index Retirement Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$18(a)	0.35%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 18	[3]
Expense Ratio, Percent	0.35%	[3],[4]
Net Assets	$ 13,979,060
Holdings Count | Holding	12
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$13,979,060
Number of Portfolio Holdings	12
Portfolio Turnover Rate	18%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Fixed-Income Funds	59.1%
Equity Funds	40.7%
Money Market Funds	18.9%
Liabilities in Excess of Other Assets	(18.7)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware U.S. Aggregate Bond ETF	51.5%
iShares ESG Aware MSCI USA ETF	21.2%
iShares ESG Aware MSCI EAFE ETF	7.6%
iShares TIPS Bond ETF	7.6%
iShares ESG Aware MSCI EM ETF	4.0%
iShares ESG Aware MSCI USA Small-Cap ETF	2.6%
iShares Developed Real Estate Index Fund, Class K	2.3%
iShares MSCI EAFE Small-Cap ETF	1.3%
iShares MSCI Canada ETF	1.1%
iShares MSCI Emerging Markets Small-Cap ETF	0.6%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware U.S. Aggregate Bond ETF	51.5%
iShares ESG Aware MSCI USA ETF	21.2%
iShares ESG Aware MSCI EAFE ETF	7.6%
iShares TIPS Bond ETF	7.6%
iShares ESG Aware MSCI EM ETF	4.0%
iShares ESG Aware MSCI USA Small-Cap ETF	2.6%
iShares Developed Real Estate Index Fund, Class K	2.3%
iShares MSCI EAFE Small-Cap ETF	1.3%
iShares MSCI Canada ETF	1.1%
iShares MSCI Emerging Markets Small-Cap ETF	0.6%
(a)	Excludes short-term securities.

C000220930 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index Retirement Fund
Class Name	Institutional Shares
Trading Symbol	LERIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index Retirement Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$5(a)	0.10%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 5	[5]
Expense Ratio, Percent	0.10%	[5],[6]
Net Assets	$ 13,979,060
Holdings Count | Holding	12
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$13,979,060
Number of Portfolio Holdings	12
Portfolio Turnover Rate	18%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Fixed-Income Funds	59.1%
Equity Funds	40.7%
Money Market Funds	18.9%
Liabilities in Excess of Other Assets	(18.7)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware U.S. Aggregate Bond ETF	51.5%
iShares ESG Aware MSCI USA ETF	21.2%
iShares ESG Aware MSCI EAFE ETF	7.6%
iShares TIPS Bond ETF	7.6%
iShares ESG Aware MSCI EM ETF	4.0%
iShares ESG Aware MSCI USA Small-Cap ETF	2.6%
iShares Developed Real Estate Index Fund, Class K	2.3%
iShares MSCI EAFE Small-Cap ETF	1.3%
iShares MSCI Canada ETF	1.1%
iShares MSCI Emerging Markets Small-Cap ETF	0.6%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware U.S. Aggregate Bond ETF	51.5%
iShares ESG Aware MSCI USA ETF	21.2%
iShares ESG Aware MSCI EAFE ETF	7.6%
iShares TIPS Bond ETF	7.6%
iShares ESG Aware MSCI EM ETF	4.0%
iShares ESG Aware MSCI USA Small-Cap ETF	2.6%
iShares Developed Real Estate Index Fund, Class K	2.3%
iShares MSCI EAFE Small-Cap ETF	1.3%
iShares MSCI Canada ETF	1.1%
iShares MSCI Emerging Markets Small-Cap ETF	0.6%
(a)	Excludes short-term securities.

C000220934 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2065 Fund
Class Name	Institutional Shares
Trading Symbol	LEWIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2065 Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3(a)	0.05%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 3	[7]
Expense Ratio, Percent	0.05%	[7],[8]
Net Assets	$ 8,870,396
Holdings Count | Holding	11
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$8,870,396
Number of Portfolio Holdings	11
Portfolio Turnover Rate	7%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.9%
Money Market Funds	38.3%
Fixed-Income Funds	1.0%
Liabilities in Excess of Other Assets	(38.2)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	50.7%
iShares ESG Aware MSCI EAFE ETF	20.0%
iShares ESG Aware MSCI EM ETF	10.7%
iShares ESG Aware MSCI USA Small-Cap ETF	5.9%
iShares Developed Real Estate Index Fund, Class K	4.2%
iShares MSCI EAFE Small-Cap ETF	3.2%
iShares MSCI Canada ETF	2.7%
iShares MSCI Emerging Markets Small-Cap ETF	1.5%
iShares ESG Aware U.S. Aggregate Bond ETF	1.0%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	50.7%
iShares ESG Aware MSCI EAFE ETF	20.0%
iShares ESG Aware MSCI EM ETF	10.7%
iShares ESG Aware MSCI USA Small-Cap ETF	5.9%
iShares Developed Real Estate Index Fund, Class K	4.2%
iShares MSCI EAFE Small-Cap ETF	3.2%
iShares MSCI Canada ETF	2.7%
iShares MSCI Emerging Markets Small-Cap ETF	1.5%
iShares ESG Aware U.S. Aggregate Bond ETF	1.0%
(a)	Excludes short-term securities.

C000220932 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2065 Fund
Class Name	Investor A Shares
Trading Symbol	LEWAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2065 Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$16(a)	0.30%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 16	[9]
Expense Ratio, Percent	0.30%	[9],[10]
Net Assets	$ 8,870,396
Holdings Count | Holding	11
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$8,870,396
Number of Portfolio Holdings	11
Portfolio Turnover Rate	7%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.9%
Money Market Funds	38.3%
Fixed-Income Funds	1.0%
Liabilities in Excess of Other Assets	(38.2)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	50.7%
iShares ESG Aware MSCI EAFE ETF	20.0%
iShares ESG Aware MSCI EM ETF	10.7%
iShares ESG Aware MSCI USA Small-Cap ETF	5.9%
iShares Developed Real Estate Index Fund, Class K	4.2%
iShares MSCI EAFE Small-Cap ETF	3.2%
iShares MSCI Canada ETF	2.7%
iShares MSCI Emerging Markets Small-Cap ETF	1.5%
iShares ESG Aware U.S. Aggregate Bond ETF	1.0%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	50.7%
iShares ESG Aware MSCI EAFE ETF	20.0%
iShares ESG Aware MSCI EM ETF	10.7%
iShares ESG Aware MSCI USA Small-Cap ETF	5.9%
iShares Developed Real Estate Index Fund, Class K	4.2%
iShares MSCI EAFE Small-Cap ETF	3.2%
iShares MSCI Canada ETF	2.7%
iShares MSCI Emerging Markets Small-Cap ETF	1.5%
iShares ESG Aware U.S. Aggregate Bond ETF	1.0%
(a)	Excludes short-term securities.

C000220933 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2065 Fund
Class Name	Class K Shares
Trading Symbol	LEWKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2065 Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$0(a)(b)	0.00%(a)(c)(d)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Rounds to less than $1.
(c)	Annualized.
(d)	Rounds to less than 0.01%.

Expenses Paid, Amount	$ 0	[11],[12]
Expense Ratio, Percent	0.00%	[11],[13],[14]
Net Assets	$ 8,870,396
Holdings Count | Holding	11
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$8,870,396
Number of Portfolio Holdings	11
Portfolio Turnover Rate	7%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.9%
Money Market Funds	38.3%
Fixed-Income Funds	1.0%
Liabilities in Excess of Other Assets	(38.2)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	50.7%
iShares ESG Aware MSCI EAFE ETF	20.0%
iShares ESG Aware MSCI EM ETF	10.7%
iShares ESG Aware MSCI USA Small-Cap ETF	5.9%
iShares Developed Real Estate Index Fund, Class K	4.2%
iShares MSCI EAFE Small-Cap ETF	3.2%
iShares MSCI Canada ETF	2.7%
iShares MSCI Emerging Markets Small-Cap ETF	1.5%
iShares ESG Aware U.S. Aggregate Bond ETF	1.0%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	50.7%
iShares ESG Aware MSCI EAFE ETF	20.0%
iShares ESG Aware MSCI EM ETF	10.7%
iShares ESG Aware MSCI USA Small-Cap ETF	5.9%
iShares Developed Real Estate Index Fund, Class K	4.2%
iShares MSCI EAFE Small-Cap ETF	3.2%
iShares MSCI Canada ETF	2.7%
iShares MSCI Emerging Markets Small-Cap ETF	1.5%
iShares ESG Aware U.S. Aggregate Bond ETF	1.0%
(a)	Excludes short-term securities.

C000220940 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2030 Fund
Class Name	Class K Shares
Trading Symbol	LENKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2030 Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$2(a)	0.04%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 2	[15]
Expense Ratio, Percent	0.04%	[15],[16]
Net Assets	$ 17,158,052
Holdings Count | Holding	12
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$17,158,052
Number of Portfolio Holdings	12
Portfolio Turnover Rate	10%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	50.9%
Fixed-Income Funds	48.9%
Money Market Funds	17.4%
Liabilities in Excess of Other Assets	(17.2)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware U.S. Aggregate Bond ETF	41.9%
iShares ESG Aware MSCI USA ETF	26.5%
iShares ESG Aware MSCI EAFE ETF	9.8%
iShares TIPS Bond ETF	7.1%
iShares ESG Aware MSCI EM ETF	5.2%
iShares ESG Aware MSCI USA Small-Cap ETF	3.2%
iShares Developed Real Estate Index Fund, Class K	2.3%
iShares MSCI EAFE Small-Cap ETF	1.6%
iShares MSCI Canada ETF	1.4%
iShares MSCI Emerging Markets Small-Cap ETF	0.8%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware U.S. Aggregate Bond ETF	41.9%
iShares ESG Aware MSCI USA ETF	26.5%
iShares ESG Aware MSCI EAFE ETF	9.8%
iShares TIPS Bond ETF	7.1%
iShares ESG Aware MSCI EM ETF	5.2%
iShares ESG Aware MSCI USA Small-Cap ETF	3.2%
iShares Developed Real Estate Index Fund, Class K	2.3%
iShares MSCI EAFE Small-Cap ETF	1.6%
iShares MSCI Canada ETF	1.4%
iShares MSCI Emerging Markets Small-Cap ETF	0.8%
(a)	Excludes short-term securities.

C000220939 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2030 Fund
Class Name	Investor A Shares
Trading Symbol	LENAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2030 Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$17(a)	0.34%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 17	[17]
Expense Ratio, Percent	0.34%	[17],[18]
Net Assets	$ 17,158,052
Holdings Count | Holding	12
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$17,158,052
Number of Portfolio Holdings	12
Portfolio Turnover Rate	10%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	50.9%
Fixed-Income Funds	48.9%
Money Market Funds	17.4%
Liabilities in Excess of Other Assets	(17.2)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware U.S. Aggregate Bond ETF	41.9%
iShares ESG Aware MSCI USA ETF	26.5%
iShares ESG Aware MSCI EAFE ETF	9.8%
iShares TIPS Bond ETF	7.1%
iShares ESG Aware MSCI EM ETF	5.2%
iShares ESG Aware MSCI USA Small-Cap ETF	3.2%
iShares Developed Real Estate Index Fund, Class K	2.3%
iShares MSCI EAFE Small-Cap ETF	1.6%
iShares MSCI Canada ETF	1.4%
iShares MSCI Emerging Markets Small-Cap ETF	0.8%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware U.S. Aggregate Bond ETF	41.9%
iShares ESG Aware MSCI USA ETF	26.5%
iShares ESG Aware MSCI EAFE ETF	9.8%
iShares TIPS Bond ETF	7.1%
iShares ESG Aware MSCI EM ETF	5.2%
iShares ESG Aware MSCI USA Small-Cap ETF	3.2%
iShares Developed Real Estate Index Fund, Class K	2.3%
iShares MSCI EAFE Small-Cap ETF	1.6%
iShares MSCI Canada ETF	1.4%
iShares MSCI Emerging Markets Small-Cap ETF	0.8%
(a)	Excludes short-term securities.

C000220938 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2030 Fund
Class Name	Institutional Shares
Trading Symbol	LENIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2030 Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$5(a)	0.09%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 5	[19]
Expense Ratio, Percent	0.09%	[19],[20]
Net Assets	$ 17,158,052
Holdings Count | Holding	12
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$17,158,052
Number of Portfolio Holdings	12
Portfolio Turnover Rate	10%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	50.9%
Fixed-Income Funds	48.9%
Money Market Funds	17.4%
Liabilities in Excess of Other Assets	(17.2)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware U.S. Aggregate Bond ETF	41.9%
iShares ESG Aware MSCI USA ETF	26.5%
iShares ESG Aware MSCI EAFE ETF	9.8%
iShares TIPS Bond ETF	7.1%
iShares ESG Aware MSCI EM ETF	5.2%
iShares ESG Aware MSCI USA Small-Cap ETF	3.2%
iShares Developed Real Estate Index Fund, Class K	2.3%
iShares MSCI EAFE Small-Cap ETF	1.6%
iShares MSCI Canada ETF	1.4%
iShares MSCI Emerging Markets Small-Cap ETF	0.8%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware U.S. Aggregate Bond ETF	41.9%
iShares ESG Aware MSCI USA ETF	26.5%
iShares ESG Aware MSCI EAFE ETF	9.8%
iShares TIPS Bond ETF	7.1%
iShares ESG Aware MSCI EM ETF	5.2%
iShares ESG Aware MSCI USA Small-Cap ETF	3.2%
iShares Developed Real Estate Index Fund, Class K	2.3%
iShares MSCI EAFE Small-Cap ETF	1.6%
iShares MSCI Canada ETF	1.4%
iShares MSCI Emerging Markets Small-Cap ETF	0.8%
(a)	Excludes short-term securities.

C000220941 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2035 Fund
Class Name	Institutional Shares
Trading Symbol	LEJIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2035 Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4(a)	0.08%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 4	[21]
Expense Ratio, Percent	0.08%	[21],[22]
Net Assets	$ 16,943,994
Holdings Count | Holding	12
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$16,943,994
Number of Portfolio Holdings	12
Portfolio Turnover Rate	10%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	62.8%
Fixed-Income Funds	37.0%
Money Market Funds	31.1%
Liabilities in Excess of Other Assets	(30.9)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	32.5%
iShares ESG Aware U.S. Aggregate Bond ETF	30.8%
iShares ESG Aware MSCI EAFE ETF	12.2%
iShares ESG Aware MSCI EM ETF	6.6%
iShares TIPS Bond ETF	6.2%
iShares ESG Aware MSCI USA Small-Cap ETF	3.9%
iShares Developed Real Estate Index Fund, Class K	2.9%
iShares MSCI EAFE Small-Cap ETF	2.0%
iShares MSCI Canada ETF	1.7%
iShares MSCI Emerging Markets Small-Cap ETF	1.0%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	32.5%
iShares ESG Aware U.S. Aggregate Bond ETF	30.8%
iShares ESG Aware MSCI EAFE ETF	12.2%
iShares ESG Aware MSCI EM ETF	6.6%
iShares TIPS Bond ETF	6.2%
iShares ESG Aware MSCI USA Small-Cap ETF	3.9%
iShares Developed Real Estate Index Fund, Class K	2.9%
iShares MSCI EAFE Small-Cap ETF	2.0%
iShares MSCI Canada ETF	1.7%
iShares MSCI Emerging Markets Small-Cap ETF	1.0%
(a)	Excludes short-term securities.

C000220942 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2035 Fund
Class Name	Investor A Shares
Trading Symbol	LEJAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2035 Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$17(a)	0.33%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 17	[23]
Expense Ratio, Percent	0.33%	[23],[24]
Net Assets	$ 16,943,994
Holdings Count | Holding	12
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$16,943,994
Number of Portfolio Holdings	12
Portfolio Turnover Rate	10%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	62.8%
Fixed-Income Funds	37.0%
Money Market Funds	31.1%
Liabilities in Excess of Other Assets	(30.9)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	32.5%
iShares ESG Aware U.S. Aggregate Bond ETF	30.8%
iShares ESG Aware MSCI EAFE ETF	12.2%
iShares ESG Aware MSCI EM ETF	6.6%
iShares TIPS Bond ETF	6.2%
iShares ESG Aware MSCI USA Small-Cap ETF	3.9%
iShares Developed Real Estate Index Fund, Class K	2.9%
iShares MSCI EAFE Small-Cap ETF	2.0%
iShares MSCI Canada ETF	1.7%
iShares MSCI Emerging Markets Small-Cap ETF	1.0%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	32.5%
iShares ESG Aware U.S. Aggregate Bond ETF	30.8%
iShares ESG Aware MSCI EAFE ETF	12.2%
iShares ESG Aware MSCI EM ETF	6.6%
iShares TIPS Bond ETF	6.2%
iShares ESG Aware MSCI USA Small-Cap ETF	3.9%
iShares Developed Real Estate Index Fund, Class K	2.9%
iShares MSCI EAFE Small-Cap ETF	2.0%
iShares MSCI Canada ETF	1.7%
iShares MSCI Emerging Markets Small-Cap ETF	1.0%
(a)	Excludes short-term securities.

C000220943 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2035 Fund
Class Name	Class K Shares
Trading Symbol	LEJKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2035 Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$2(a)	0.03%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 2	[25]
Expense Ratio, Percent	0.03%	[25],[26]
Net Assets	$ 16,943,994
Holdings Count | Holding	12
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$16,943,994
Number of Portfolio Holdings	12
Portfolio Turnover Rate	10%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	62.8%
Fixed-Income Funds	37.0%
Money Market Funds	31.1%
Liabilities in Excess of Other Assets	(30.9)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	32.5%
iShares ESG Aware U.S. Aggregate Bond ETF	30.8%
iShares ESG Aware MSCI EAFE ETF	12.2%
iShares ESG Aware MSCI EM ETF	6.6%
iShares TIPS Bond ETF	6.2%
iShares ESG Aware MSCI USA Small-Cap ETF	3.9%
iShares Developed Real Estate Index Fund, Class K	2.9%
iShares MSCI EAFE Small-Cap ETF	2.0%
iShares MSCI Canada ETF	1.7%
iShares MSCI Emerging Markets Small-Cap ETF	1.0%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	32.5%
iShares ESG Aware U.S. Aggregate Bond ETF	30.8%
iShares ESG Aware MSCI EAFE ETF	12.2%
iShares ESG Aware MSCI EM ETF	6.6%
iShares TIPS Bond ETF	6.2%
iShares ESG Aware MSCI USA Small-Cap ETF	3.9%
iShares Developed Real Estate Index Fund, Class K	2.9%
iShares MSCI EAFE Small-Cap ETF	2.0%
iShares MSCI Canada ETF	1.7%
iShares MSCI Emerging Markets Small-Cap ETF	1.0%
(a)	Excludes short-term securities.

C000220945 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2040 Fund
Class Name	Class K Shares
Trading Symbol	LEKKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2040 Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$1(a)	0.02%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 1	[27]
Expense Ratio, Percent	0.02%	[27],[28]
Net Assets	$ 28,175,319
Holdings Count | Holding	12
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$28,175,319
Number of Portfolio Holdings	12
Portfolio Turnover Rate	8%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	74.5%
Fixed-Income Funds	25.3%
Money Market Funds	18.3%
Liabilities in Excess of Other Assets	(18.1)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	38.2%
iShares ESG Aware U.S. Aggregate Bond ETF	20.5%
iShares ESG Aware MSCI EAFE ETF	14.7%
iShares ESG Aware MSCI EM ETF	8.0%
iShares TIPS Bond ETF	4.8%
iShares ESG Aware MSCI USA Small-Cap ETF	4.6%
iShares Developed Real Estate Index Fund, Class K	3.4%
iShares MSCI EAFE Small-Cap ETF	2.4%
iShares MSCI Canada ETF	2.0%
iShares MSCI Emerging Markets Small-Cap ETF	1.2%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	38.2%
iShares ESG Aware U.S. Aggregate Bond ETF	20.5%
iShares ESG Aware MSCI EAFE ETF	14.7%
iShares ESG Aware MSCI EM ETF	8.0%
iShares TIPS Bond ETF	4.8%
iShares ESG Aware MSCI USA Small-Cap ETF	4.6%
iShares Developed Real Estate Index Fund, Class K	3.4%
iShares MSCI EAFE Small-Cap ETF	2.4%
iShares MSCI Canada ETF	2.0%
iShares MSCI Emerging Markets Small-Cap ETF	1.2%
(a)	Excludes short-term securities.

C000220946 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2040 Fund
Class Name	Investor A Shares
Trading Symbol	LEKAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2040 Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$16(a)	0.32%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 16	[29]
Expense Ratio, Percent	0.32%	[29],[30]
Net Assets	$ 28,175,319
Holdings Count | Holding	12
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$28,175,319
Number of Portfolio Holdings	12
Portfolio Turnover Rate	8%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	74.5%
Fixed-Income Funds	25.3%
Money Market Funds	18.3%
Liabilities in Excess of Other Assets	(18.1)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	38.2%
iShares ESG Aware U.S. Aggregate Bond ETF	20.5%
iShares ESG Aware MSCI EAFE ETF	14.7%
iShares ESG Aware MSCI EM ETF	8.0%
iShares TIPS Bond ETF	4.8%
iShares ESG Aware MSCI USA Small-Cap ETF	4.6%
iShares Developed Real Estate Index Fund, Class K	3.4%
iShares MSCI EAFE Small-Cap ETF	2.4%
iShares MSCI Canada ETF	2.0%
iShares MSCI Emerging Markets Small-Cap ETF	1.2%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	38.2%
iShares ESG Aware U.S. Aggregate Bond ETF	20.5%
iShares ESG Aware MSCI EAFE ETF	14.7%
iShares ESG Aware MSCI EM ETF	8.0%
iShares TIPS Bond ETF	4.8%
iShares ESG Aware MSCI USA Small-Cap ETF	4.6%
iShares Developed Real Estate Index Fund, Class K	3.4%
iShares MSCI EAFE Small-Cap ETF	2.4%
iShares MSCI Canada ETF	2.0%
iShares MSCI Emerging Markets Small-Cap ETF	1.2%
(a)	Excludes short-term securities.

C000220944 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2040 Fund
Class Name	Institutional Shares
Trading Symbol	LEKIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2040 Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4(a)	0.07%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 4	[31]
Expense Ratio, Percent	0.07%	[31],[32]
Net Assets	$ 28,175,319
Holdings Count | Holding	12
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$28,175,319
Number of Portfolio Holdings	12
Portfolio Turnover Rate	8%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	74.5%
Fixed-Income Funds	25.3%
Money Market Funds	18.3%
Liabilities in Excess of Other Assets	(18.1)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	38.2%
iShares ESG Aware U.S. Aggregate Bond ETF	20.5%
iShares ESG Aware MSCI EAFE ETF	14.7%
iShares ESG Aware MSCI EM ETF	8.0%
iShares TIPS Bond ETF	4.8%
iShares ESG Aware MSCI USA Small-Cap ETF	4.6%
iShares Developed Real Estate Index Fund, Class K	3.4%
iShares MSCI EAFE Small-Cap ETF	2.4%
iShares MSCI Canada ETF	2.0%
iShares MSCI Emerging Markets Small-Cap ETF	1.2%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	38.2%
iShares ESG Aware U.S. Aggregate Bond ETF	20.5%
iShares ESG Aware MSCI EAFE ETF	14.7%
iShares ESG Aware MSCI EM ETF	8.0%
iShares TIPS Bond ETF	4.8%
iShares ESG Aware MSCI USA Small-Cap ETF	4.6%
iShares Developed Real Estate Index Fund, Class K	3.4%
iShares MSCI EAFE Small-Cap ETF	2.4%
iShares MSCI Canada ETF	2.0%
iShares MSCI Emerging Markets Small-Cap ETF	1.2%
(a)	Excludes short-term securities.

C000220948 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2045 Fund
Class Name	Institutional Shares
Trading Symbol	LEHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2045 Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3(a)	0.06%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 3	[33]
Expense Ratio, Percent	0.06%	[33],[34]
Net Assets	$ 24,106,800
Holdings Count | Holding	12
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$24,106,800
Number of Portfolio Holdings	12
Portfolio Turnover Rate	9%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	84.9%
Money Market Funds	25.4%
Fixed-Income Funds	14.9%
Liabilities in Excess of Other Assets	(25.2)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	43.5%
iShares ESG Aware MSCI EAFE ETF	16.9%
iShares ESG Aware U.S. Aggregate Bond ETF	11.6%
iShares ESG Aware MSCI EM ETF	9.1%
iShares ESG Aware MSCI USA Small-Cap ETF	5.1%
iShares Developed Real Estate Index Fund, Class K	3.9%
iShares TIPS Bond ETF	3.3%
iShares MSCI EAFE Small-Cap ETF	2.7%
iShares MSCI Canada ETF	2.3%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	43.5%
iShares ESG Aware MSCI EAFE ETF	16.9%
iShares ESG Aware U.S. Aggregate Bond ETF	11.6%
iShares ESG Aware MSCI EM ETF	9.1%
iShares ESG Aware MSCI USA Small-Cap ETF	5.1%
iShares Developed Real Estate Index Fund, Class K	3.9%
iShares TIPS Bond ETF	3.3%
iShares MSCI EAFE Small-Cap ETF	2.7%
iShares MSCI Canada ETF	2.3%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
(a)	Excludes short-term securities.

C000220947 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2045 Fund
Class Name	Investor A Shares
Trading Symbol	LEHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2045 Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$16(a)	0.31%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 16	[35]
Expense Ratio, Percent	0.31%	[35],[36]
Net Assets	$ 24,106,800
Holdings Count | Holding	12
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$24,106,800
Number of Portfolio Holdings	12
Portfolio Turnover Rate	9%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	84.9%
Money Market Funds	25.4%
Fixed-Income Funds	14.9%
Liabilities in Excess of Other Assets	(25.2)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	43.5%
iShares ESG Aware MSCI EAFE ETF	16.9%
iShares ESG Aware U.S. Aggregate Bond ETF	11.6%
iShares ESG Aware MSCI EM ETF	9.1%
iShares ESG Aware MSCI USA Small-Cap ETF	5.1%
iShares Developed Real Estate Index Fund, Class K	3.9%
iShares TIPS Bond ETF	3.3%
iShares MSCI EAFE Small-Cap ETF	2.7%
iShares MSCI Canada ETF	2.3%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	43.5%
iShares ESG Aware MSCI EAFE ETF	16.9%
iShares ESG Aware U.S. Aggregate Bond ETF	11.6%
iShares ESG Aware MSCI EM ETF	9.1%
iShares ESG Aware MSCI USA Small-Cap ETF	5.1%
iShares Developed Real Estate Index Fund, Class K	3.9%
iShares TIPS Bond ETF	3.3%
iShares MSCI EAFE Small-Cap ETF	2.7%
iShares MSCI Canada ETF	2.3%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
(a)	Excludes short-term securities.

C000220949 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2045 Fund
Class Name	Class K Shares
Trading Symbol	LEHKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2045 Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$1(a)	0.01%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 1	[37]
Expense Ratio, Percent	0.01%	[37],[38]
Net Assets	$ 24,106,800
Holdings Count | Holding	12
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$24,106,800
Number of Portfolio Holdings	12
Portfolio Turnover Rate	9%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	84.9%
Money Market Funds	25.4%
Fixed-Income Funds	14.9%
Liabilities in Excess of Other Assets	(25.2)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	43.5%
iShares ESG Aware MSCI EAFE ETF	16.9%
iShares ESG Aware U.S. Aggregate Bond ETF	11.6%
iShares ESG Aware MSCI EM ETF	9.1%
iShares ESG Aware MSCI USA Small-Cap ETF	5.1%
iShares Developed Real Estate Index Fund, Class K	3.9%
iShares TIPS Bond ETF	3.3%
iShares MSCI EAFE Small-Cap ETF	2.7%
iShares MSCI Canada ETF	2.3%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	43.5%
iShares ESG Aware MSCI EAFE ETF	16.9%
iShares ESG Aware U.S. Aggregate Bond ETF	11.6%
iShares ESG Aware MSCI EM ETF	9.1%
iShares ESG Aware MSCI USA Small-Cap ETF	5.1%
iShares Developed Real Estate Index Fund, Class K	3.9%
iShares TIPS Bond ETF	3.3%
iShares MSCI EAFE Small-Cap ETF	2.7%
iShares MSCI Canada ETF	2.3%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
(a)	Excludes short-term securities.

C000220952 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2050 Fund
Class Name	Class K Shares
Trading Symbol	LEPKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2050 Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$0(a)(b)	0.00%(a)(c)(d)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Rounds to less than $1.
(c)	Annualized.
(d)	Rounds to less than 0.01%.

Expenses Paid, Amount	$ 0	[39],[40]
Expense Ratio, Percent	0.00%	[39],[41],[42]
Net Assets	$ 26,402,877
Holdings Count | Holding	12
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$26,402,877
Number of Portfolio Holdings	12
Portfolio Turnover Rate	9%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	93.4%
Money Market Funds	25.3%
Fixed-Income Funds	6.5%
Liabilities in Excess of Other Assets	(25.2)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	47.8%
iShares ESG Aware MSCI EAFE ETF	18.8%
iShares ESG Aware MSCI EM ETF	10.0%
iShares ESG Aware MSCI USA Small-Cap ETF	5.6%
iShares ESG Aware U.S. Aggregate Bond ETF	4.7%
iShares Developed Real Estate Index Fund, Class K	4.1%
iShares MSCI EAFE Small-Cap ETF	3.1%
iShares MSCI Canada ETF	2.5%
iShares TIPS Bond ETF	1.7%
iShares MSCI Emerging Markets Small-Cap ETF	1.5%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	47.8%
iShares ESG Aware MSCI EAFE ETF	18.8%
iShares ESG Aware MSCI EM ETF	10.0%
iShares ESG Aware MSCI USA Small-Cap ETF	5.6%
iShares ESG Aware U.S. Aggregate Bond ETF	4.7%
iShares Developed Real Estate Index Fund, Class K	4.1%
iShares MSCI EAFE Small-Cap ETF	3.1%
iShares MSCI Canada ETF	2.5%
iShares TIPS Bond ETF	1.7%
iShares MSCI Emerging Markets Small-Cap ETF	1.5%
(a)	Excludes short-term securities.

C000220950 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2050 Fund
Class Name	Investor A Shares
Trading Symbol	LEBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2050 Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$15(a)	0.30%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 15	[43]
Expense Ratio, Percent	0.30%	[43],[44]
Net Assets	$ 26,402,877
Holdings Count | Holding	12
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$26,402,877
Number of Portfolio Holdings	12
Portfolio Turnover Rate	9%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	93.4%
Money Market Funds	25.3%
Fixed-Income Funds	6.5%
Liabilities in Excess of Other Assets	(25.2)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	47.8%
iShares ESG Aware MSCI EAFE ETF	18.8%
iShares ESG Aware MSCI EM ETF	10.0%
iShares ESG Aware MSCI USA Small-Cap ETF	5.6%
iShares ESG Aware U.S. Aggregate Bond ETF	4.7%
iShares Developed Real Estate Index Fund, Class K	4.1%
iShares MSCI EAFE Small-Cap ETF	3.1%
iShares MSCI Canada ETF	2.5%
iShares TIPS Bond ETF	1.7%
iShares MSCI Emerging Markets Small-Cap ETF	1.5%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	47.8%
iShares ESG Aware MSCI EAFE ETF	18.8%
iShares ESG Aware MSCI EM ETF	10.0%
iShares ESG Aware MSCI USA Small-Cap ETF	5.6%
iShares ESG Aware U.S. Aggregate Bond ETF	4.7%
iShares Developed Real Estate Index Fund, Class K	4.1%
iShares MSCI EAFE Small-Cap ETF	3.1%
iShares MSCI Canada ETF	2.5%
iShares TIPS Bond ETF	1.7%
iShares MSCI Emerging Markets Small-Cap ETF	1.5%
(a)	Excludes short-term securities.

C000220951 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2050 Fund
Class Name	Institutional Shares
Trading Symbol	LEGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2050 Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3(a)	0.05%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 3	[45]
Expense Ratio, Percent	0.05%	[45],[46]
Net Assets	$ 26,402,877
Holdings Count | Holding	12
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$26,402,877
Number of Portfolio Holdings	12
Portfolio Turnover Rate	9%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	93.4%
Money Market Funds	25.3%
Fixed-Income Funds	6.5%
Liabilities in Excess of Other Assets	(25.2)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	47.8%
iShares ESG Aware MSCI EAFE ETF	18.8%
iShares ESG Aware MSCI EM ETF	10.0%
iShares ESG Aware MSCI USA Small-Cap ETF	5.6%
iShares ESG Aware U.S. Aggregate Bond ETF	4.7%
iShares Developed Real Estate Index Fund, Class K	4.1%
iShares MSCI EAFE Small-Cap ETF	3.1%
iShares MSCI Canada ETF	2.5%
iShares TIPS Bond ETF	1.7%
iShares MSCI Emerging Markets Small-Cap ETF	1.5%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	47.8%
iShares ESG Aware MSCI EAFE ETF	18.8%
iShares ESG Aware MSCI EM ETF	10.0%
iShares ESG Aware MSCI USA Small-Cap ETF	5.6%
iShares ESG Aware U.S. Aggregate Bond ETF	4.7%
iShares Developed Real Estate Index Fund, Class K	4.1%
iShares MSCI EAFE Small-Cap ETF	3.1%
iShares MSCI Canada ETF	2.5%
iShares TIPS Bond ETF	1.7%
iShares MSCI Emerging Markets Small-Cap ETF	1.5%
(a)	Excludes short-term securities.

C000220955 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2055 Fund
Class Name	Institutional Shares
Trading Symbol	LEEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2055 Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3(a)	0.05%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 3	[47]
Expense Ratio, Percent	0.05%	[47],[48]
Net Assets	$ 20,247,241
Holdings Count | Holding	12
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$20,247,241
Number of Portfolio Holdings	12
Portfolio Turnover Rate	6%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	97.8%
Money Market Funds	33.8%
Fixed-Income Funds	2.0%
Liabilities in Excess of Other Assets	(33.6)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	50.1%
iShares ESG Aware MSCI EAFE ETF	19.8%
iShares ESG Aware MSCI EM ETF	10.6%
iShares ESG Aware MSCI USA Small-Cap ETF	5.8%
iShares Developed Real Estate Index Fund, Class K	4.2%
iShares MSCI EAFE Small-Cap ETF	3.2%
iShares MSCI Canada ETF	2.7%
iShares MSCI Emerging Markets Small-Cap ETF	1.5%
iShares ESG Aware U.S. Aggregate Bond ETF	1.4%
iShares TIPS Bond ETF	0.5%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	50.1%
iShares ESG Aware MSCI EAFE ETF	19.8%
iShares ESG Aware MSCI EM ETF	10.6%
iShares ESG Aware MSCI USA Small-Cap ETF	5.8%
iShares Developed Real Estate Index Fund, Class K	4.2%
iShares MSCI EAFE Small-Cap ETF	3.2%
iShares MSCI Canada ETF	2.7%
iShares MSCI Emerging Markets Small-Cap ETF	1.5%
iShares ESG Aware U.S. Aggregate Bond ETF	1.4%
iShares TIPS Bond ETF	0.5%
(a)	Excludes short-term securities.

C000220953 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2055 Fund
Class Name	Investor A Shares
Trading Symbol	LEVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2055 Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$16(a)	0.30%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 16	[49]
Expense Ratio, Percent	0.30%	[49],[50]
Net Assets	$ 20,247,241
Holdings Count | Holding	12
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$20,247,241
Number of Portfolio Holdings	12
Portfolio Turnover Rate	6%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	97.8%
Money Market Funds	33.8%
Fixed-Income Funds	2.0%
Liabilities in Excess of Other Assets	(33.6)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	50.1%
iShares ESG Aware MSCI EAFE ETF	19.8%
iShares ESG Aware MSCI EM ETF	10.6%
iShares ESG Aware MSCI USA Small-Cap ETF	5.8%
iShares Developed Real Estate Index Fund, Class K	4.2%
iShares MSCI EAFE Small-Cap ETF	3.2%
iShares MSCI Canada ETF	2.7%
iShares MSCI Emerging Markets Small-Cap ETF	1.5%
iShares ESG Aware U.S. Aggregate Bond ETF	1.4%
iShares TIPS Bond ETF	0.5%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	50.1%
iShares ESG Aware MSCI EAFE ETF	19.8%
iShares ESG Aware MSCI EM ETF	10.6%
iShares ESG Aware MSCI USA Small-Cap ETF	5.8%
iShares Developed Real Estate Index Fund, Class K	4.2%
iShares MSCI EAFE Small-Cap ETF	3.2%
iShares MSCI Canada ETF	2.7%
iShares MSCI Emerging Markets Small-Cap ETF	1.5%
iShares ESG Aware U.S. Aggregate Bond ETF	1.4%
iShares TIPS Bond ETF	0.5%
(a)	Excludes short-term securities.

C000220954 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2055 Fund
Class Name	Class K Shares
Trading Symbol	LEVKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2055 Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$0(a)(b)	0.00%(a)(c)(d)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Rounds to less than $1.
(c)	Annualized.
(d)	Rounds to less than 0.01%.

Expenses Paid, Amount	$ 0	[51],[52]
Expense Ratio, Percent	0.00%	[51],[53],[54]
Net Assets	$ 20,247,241
Holdings Count | Holding	12
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$20,247,241
Number of Portfolio Holdings	12
Portfolio Turnover Rate	6%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	97.8%
Money Market Funds	33.8%
Fixed-Income Funds	2.0%
Liabilities in Excess of Other Assets	(33.6)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	50.1%
iShares ESG Aware MSCI EAFE ETF	19.8%
iShares ESG Aware MSCI EM ETF	10.6%
iShares ESG Aware MSCI USA Small-Cap ETF	5.8%
iShares Developed Real Estate Index Fund, Class K	4.2%
iShares MSCI EAFE Small-Cap ETF	3.2%
iShares MSCI Canada ETF	2.7%
iShares MSCI Emerging Markets Small-Cap ETF	1.5%
iShares ESG Aware U.S. Aggregate Bond ETF	1.4%
iShares TIPS Bond ETF	0.5%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	50.1%
iShares ESG Aware MSCI EAFE ETF	19.8%
iShares ESG Aware MSCI EM ETF	10.6%
iShares ESG Aware MSCI USA Small-Cap ETF	5.8%
iShares Developed Real Estate Index Fund, Class K	4.2%
iShares MSCI EAFE Small-Cap ETF	3.2%
iShares MSCI Canada ETF	2.7%
iShares MSCI Emerging Markets Small-Cap ETF	1.5%
iShares ESG Aware U.S. Aggregate Bond ETF	1.4%
iShares TIPS Bond ETF	0.5%
(a)	Excludes short-term securities.

C000220957 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2060 Fund
Class Name	Class K Shares
Trading Symbol	LEZKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2060 Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$0(a)(b)	0.00%(a)(c)(d)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Rounds to less than $1.
(c)	Annualized.
(d)	Rounds to less than 0.01%.

Expenses Paid, Amount	$ 0	[55],[56]
Expense Ratio, Percent	0.00%	[55],[57],[58]
Net Assets	$ 16,647,697
Holdings Count | Holding	12
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$16,647,697
Number of Portfolio Holdings	12
Portfolio Turnover Rate	7%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.9%
Money Market Funds	35.6%
Fixed-Income Funds	1.0%
Liabilities in Excess of Other Assets	(35.5)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	50.7%
iShares ESG Aware MSCI EAFE ETF	20.1%
iShares ESG Aware MSCI EM ETF	10.6%
iShares ESG Aware MSCI USA Small-Cap ETF	5.9%
iShares Developed Real Estate Index Fund, Class K	4.1%
iShares MSCI EAFE Small-Cap ETF	3.3%
iShares MSCI Canada ETF	2.7%
iShares MSCI Emerging Markets Small-Cap ETF	1.5%
iShares ESG Aware U.S. Aggregate Bond ETF	0.8%
iShares TIPS Bond ETF	0.2%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	50.7%
iShares ESG Aware MSCI EAFE ETF	20.1%
iShares ESG Aware MSCI EM ETF	10.6%
iShares ESG Aware MSCI USA Small-Cap ETF	5.9%
iShares Developed Real Estate Index Fund, Class K	4.1%
iShares MSCI EAFE Small-Cap ETF	3.3%
iShares MSCI Canada ETF	2.7%
iShares MSCI Emerging Markets Small-Cap ETF	1.5%
iShares ESG Aware U.S. Aggregate Bond ETF	0.8%
iShares TIPS Bond ETF	0.2%
(a)	Excludes short-term securities.

C000220958 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2060 Fund
Class Name	Investor A Shares
Trading Symbol	LEZAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2060 Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$16(a)	0.30%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 16	[59]
Expense Ratio, Percent	0.30%	[59],[60]
Net Assets	$ 16,647,697
Holdings Count | Holding	12
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$16,647,697
Number of Portfolio Holdings	12
Portfolio Turnover Rate	7%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.9%
Money Market Funds	35.6%
Fixed-Income Funds	1.0%
Liabilities in Excess of Other Assets	(35.5)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	50.7%
iShares ESG Aware MSCI EAFE ETF	20.1%
iShares ESG Aware MSCI EM ETF	10.6%
iShares ESG Aware MSCI USA Small-Cap ETF	5.9%
iShares Developed Real Estate Index Fund, Class K	4.1%
iShares MSCI EAFE Small-Cap ETF	3.3%
iShares MSCI Canada ETF	2.7%
iShares MSCI Emerging Markets Small-Cap ETF	1.5%
iShares ESG Aware U.S. Aggregate Bond ETF	0.8%
iShares TIPS Bond ETF	0.2%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	50.7%
iShares ESG Aware MSCI EAFE ETF	20.1%
iShares ESG Aware MSCI EM ETF	10.6%
iShares ESG Aware MSCI USA Small-Cap ETF	5.9%
iShares Developed Real Estate Index Fund, Class K	4.1%
iShares MSCI EAFE Small-Cap ETF	3.3%
iShares MSCI Canada ETF	2.7%
iShares MSCI Emerging Markets Small-Cap ETF	1.5%
iShares ESG Aware U.S. Aggregate Bond ETF	0.8%
iShares TIPS Bond ETF	0.2%
(a)	Excludes short-term securities.

C000220956 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2060 Fund
Class Name	Institutional Shares
Trading Symbol	LEZIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2060 Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3(a)	0.05%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 3	[61]
Expense Ratio, Percent	0.05%	[61],[62]
Net Assets	$ 16,647,697
Holdings Count | Holding	12
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$16,647,697
Number of Portfolio Holdings	12
Portfolio Turnover Rate	7%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.9%
Money Market Funds	35.6%
Fixed-Income Funds	1.0%
Liabilities in Excess of Other Assets	(35.5)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	50.7%
iShares ESG Aware MSCI EAFE ETF	20.1%
iShares ESG Aware MSCI EM ETF	10.6%
iShares ESG Aware MSCI USA Small-Cap ETF	5.9%
iShares Developed Real Estate Index Fund, Class K	4.1%
iShares MSCI EAFE Small-Cap ETF	3.3%
iShares MSCI Canada ETF	2.7%
iShares MSCI Emerging Markets Small-Cap ETF	1.5%
iShares ESG Aware U.S. Aggregate Bond ETF	0.8%
iShares TIPS Bond ETF	0.2%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	50.7%
iShares ESG Aware MSCI EAFE ETF	20.1%
iShares ESG Aware MSCI EM ETF	10.6%
iShares ESG Aware MSCI USA Small-Cap ETF	5.9%
iShares Developed Real Estate Index Fund, Class K	4.1%
iShares MSCI EAFE Small-Cap ETF	3.3%
iShares MSCI Canada ETF	2.7%
iShares MSCI Emerging Markets Small-Cap ETF	1.5%
iShares ESG Aware U.S. Aggregate Bond ETF	0.8%
iShares TIPS Bond ETF	0.2%
(a)	Excludes short-term securities.

C000244506 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Diversified Fixed Income Fund
Class Name	Institutional Shares
Trading Symbol	BDVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Diversified Fixed Income Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537‑4942.
Additional Information Phone Number	(800) 537‑4942
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$12	0.24%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[63]
Net Assets	$ 1,274,480,131
Holdings Count | Holding	4,623
Investment Company Portfolio Turnover	603.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,274,480,131
Number of Portfolio Holdings	4,623
Portfolio Turnover Rate	603%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	36.0%
Corporate Bonds	23.6%
U.S. Treasury Obligations	22.9%
Non-Agency Mortgage-Backed Securities	10.4%
Asset-Backed Securities	4.6%
Foreign Agency Obligations	1.2%
Capital Trusts	0.5%
Investment Companies	0.4%
Municipal Bonds	0.3%
Common Stocks	0.1%
Other*	—	%(b)
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(a)
AAA/Aaa(d)	3.4%
AA/Aa	61.6%
A	9.0%
BBB/Baa	15.2%
BB/Ba	3.1%
B	0.8%
CCC/Caa	0.4%
CC	0.1%
C	—	%(b)
D	—	%(b)
N/R	6.4%
(a)	Excludes short-term securities, short investments and options, if any.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and/or U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

*	Ten largest investment types are presented. Additional investment types are found in Other.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and/or U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
C000244507 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Diversified Fixed Income Fund
Class Name	Class K Shares
Trading Symbol	BDVFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Diversified Fixed Income Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537‑4942.
Additional Information Phone Number	(800) 537‑4942
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$7	0.14%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[64]
Net Assets	$ 1,274,480,131
Holdings Count | Holding	4,623
Investment Company Portfolio Turnover	603.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,274,480,131
Number of Portfolio Holdings	4,623
Portfolio Turnover Rate	603%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	36.0%
Corporate Bonds	23.6%
U.S. Treasury Obligations	22.9%
Non-Agency Mortgage-Backed Securities	10.4%
Asset-Backed Securities	4.6%
Foreign Agency Obligations	1.2%
Capital Trusts	0.5%
Investment Companies	0.4%
Municipal Bonds	0.3%
Common Stocks	0.1%
Other*	—	%(b)
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(a)
AAA/Aaa(d)	3.4%
AA/Aa	61.6%
A	9.0%
BBB/Baa	15.2%
BB/Ba	3.1%
B	0.8%
CCC/Caa	0.4%
CC	0.1%
C	—	%(b)
D	—	%(b)
N/R	6.4%
(a)	Excludes short-term securities, short investments and options, if any.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and/or U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

*	Ten largest investment types are presented. Additional investment types are found in Other.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and/or U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
C000251819 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2070 Fund
Class Name	Class K Shares
Trading Symbol	LEYKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2070 Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$0(a)(b)	0.00%(a)(c)(d)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Rounds to less than $1.
(c)	Annualized.
(d)	Rounds to less than 0.01%.

Expenses Paid, Amount	$ 0	[65],[66]
Expense Ratio, Percent	0.00%	[65],[67],[68]
Net Assets	$ 3,083,452
Holdings Count | Holding	11
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,083,452
Number of Portfolio Holdings	11
Portfolio Turnover Rate	8%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	99.5%
Money Market Funds	37.8%
Fixed-Income Funds	1.0%
Liabilities in Excess of Other Assets	(38.3)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	51.0%
iShares ESG Aware MSCI EAFE ETF	20.1%
iShares ESG Aware MSCI EM ETF	10.8%
iShares ESG Aware MSCI USA Small-Cap ETF	6.0%
iShares Developed Real Estate Index Fund, Class K	4.1%
iShares MSCI EAFE Small-Cap ETF	3.2%
iShares MSCI Canada ETF	2.7%
iShares MSCI Emerging Markets Small-Cap ETF	1.6%
iShares ESG Aware U.S. Aggregate Bond ETF	1.0%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	51.0%
iShares ESG Aware MSCI EAFE ETF	20.1%
iShares ESG Aware MSCI EM ETF	10.8%
iShares ESG Aware MSCI USA Small-Cap ETF	6.0%
iShares Developed Real Estate Index Fund, Class K	4.1%
iShares MSCI EAFE Small-Cap ETF	3.2%
iShares MSCI Canada ETF	2.7%
iShares MSCI Emerging Markets Small-Cap ETF	1.6%
iShares ESG Aware U.S. Aggregate Bond ETF	1.0%
(a)	Excludes short-term securities.

C000251818 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2070 Fund
Class Name	Investor A Shares
Trading Symbol	LEYAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2070 Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$16(a)	0.30%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 16	[69]
Expense Ratio, Percent	0.30%	[69],[70]
Net Assets	$ 3,083,452
Holdings Count | Holding	11
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,083,452
Number of Portfolio Holdings	11
Portfolio Turnover Rate	8%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	99.5%
Money Market Funds	37.8%
Fixed-Income Funds	1.0%
Liabilities in Excess of Other Assets	(38.3)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	51.0%
iShares ESG Aware MSCI EAFE ETF	20.1%
iShares ESG Aware MSCI EM ETF	10.8%
iShares ESG Aware MSCI USA Small-Cap ETF	6.0%
iShares Developed Real Estate Index Fund, Class K	4.1%
iShares MSCI EAFE Small-Cap ETF	3.2%
iShares MSCI Canada ETF	2.7%
iShares MSCI Emerging Markets Small-Cap ETF	1.6%
iShares ESG Aware U.S. Aggregate Bond ETF	1.0%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	51.0%
iShares ESG Aware MSCI EAFE ETF	20.1%
iShares ESG Aware MSCI EM ETF	10.8%
iShares ESG Aware MSCI USA Small-Cap ETF	6.0%
iShares Developed Real Estate Index Fund, Class K	4.1%
iShares MSCI EAFE Small-Cap ETF	3.2%
iShares MSCI Canada ETF	2.7%
iShares MSCI Emerging Markets Small-Cap ETF	1.6%
iShares ESG Aware U.S. Aggregate Bond ETF	1.0%
(a)	Excludes short-term securities.

C000251817 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2070 Fund
Class Name	Institutional Shares
Trading Symbol	LEYIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2070 Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3(a)	0.05%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 3	[71]
Expense Ratio, Percent	0.05%	[71],[72]
Net Assets	$ 3,083,452
Holdings Count | Holding	11
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,083,452
Number of Portfolio Holdings	11
Portfolio Turnover Rate	8%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	99.5%
Money Market Funds	37.8%
Fixed-Income Funds	1.0%
Liabilities in Excess of Other Assets	(38.3)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	51.0%
iShares ESG Aware MSCI EAFE ETF	20.1%
iShares ESG Aware MSCI EM ETF	10.8%
iShares ESG Aware MSCI USA Small-Cap ETF	6.0%
iShares Developed Real Estate Index Fund, Class K	4.1%
iShares MSCI EAFE Small-Cap ETF	3.2%
iShares MSCI Canada ETF	2.7%
iShares MSCI Emerging Markets Small-Cap ETF	1.6%
iShares ESG Aware U.S. Aggregate Bond ETF	1.0%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	51.0%
iShares ESG Aware MSCI EAFE ETF	20.1%
iShares ESG Aware MSCI EM ETF	10.8%
iShares ESG Aware MSCI USA Small-Cap ETF	6.0%
iShares Developed Real Estate Index Fund, Class K	4.1%
iShares MSCI EAFE Small-Cap ETF	3.2%
iShares MSCI Canada ETF	2.7%
iShares MSCI Emerging Markets Small-Cap ETF	1.6%
iShares ESG Aware U.S. Aggregate Bond ETF	1.0%
(a)	Excludes short-term securities.

[1]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[2]	Annualized.
[3]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[4]	Annualized.
[5]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[6]	Annualized.
[7]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[8]	Annualized.
[9]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[10]	Annualized.
[11]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[12]	Rounds to less than $1.
[13]	Annualized.
[14]	Rounds to less than 0.01%.
[15]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[16]	Annualized.
[17]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[18]	Annualized.
[19]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[20]	Annualized.
[21]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[22]	Annualized.
[23]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[24]	Annualized.
[25]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[26]	Annualized.
[27]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[28]	Annualized.
[29]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[30]	Annualized.
[31]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[32]	Annualized.
[33]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[34]	Annualized.
[35]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[36]	Annualized.
[37]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[38]	Annualized.
[39]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[40]	Rounds to less than $1.
[41]	Annualized.
[42]	Rounds to less than 0.01%.
[43]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[44]	Annualized.
[45]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[46]	Annualized.
[47]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[48]	Annualized.
[49]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[50]	Annualized.
[51]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[52]	Rounds to less than $1.
[53]	Annualized.
[54]	Rounds to less than 0.01%.
[55]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[56]	Rounds to less than $1.
[57]	Annualized.
[58]	Rounds to less than 0.01%.
[59]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[60]	Annualized.
[61]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[62]	Annualized.
[63]	Annualized.
[64]	Annualized.
[65]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[66]	Rounds to less than $1.
[67]	Annualized.
[68]	Rounds to less than 0.01%.
[69]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[70]	Annualized.
[71]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[72]	Annualized.